TETON Westwood Equity Fund
Schedule of Investments—December 31, 2022 (Unaudited)
1
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Shares
Market
Value
COMMON STOCKS — 98 .1%
Aerospace — 2 .1%
4,590 L3Harris Technologies Inc. ............................... $ 955,684
Banking — 4 .0%
37,839 Bank of America Corp. ...................................... 1,253,228
9,625 Western Alliance Bancorp ................................. 573,265
1,826,493
Business Services — 2 .3%
5,119 Visa Inc. , Cl. A .................................................... 1,063,523
Computer Software and Services — 7 .2%
10,278 Alphabet Inc. , Cl. A † ......................................... 906,828
3,356 CACI International Inc. , Cl. A † ......................... 1,008,780
5,799 Microsoft Corp. .................................................. 1,390,716
3,306,324
Consumer Products — 2 .1%
11,889 Church & Dwight Co. Inc. ................................ 958,372
Diversified Industrial — 6 .8%
7,304 Eaton Corp. plc .................................................. 1,146,363
14,406 Fortive Corp. ...................................................... 925,586
4,858 Honeywell International Inc. ............................ 1,041,069
3,113,018
Electronics — 2 .4%
15,832 Microchip Technology Inc. ................................ 1,112,198
Energy and Energy Services — 3 .7%
6,699 EOG Resources Inc. ........................................... 867,654
7,862 Schlumberger Ltd. ............................................. 420,303
3,345 Valero Energy Corp. .......................................... 424,347
1,712,304
Energy: Integrated — 6 .5%
7,213 DTE Energy Co. ................................................. 847,744
11,081 NextEra Energy Inc. .......................................... 926,371
13,068 WEC Energy Group Inc. ................................... 1,225,256
2,999,371
Energy: Oil — 4 .6%
6,466 Chevron Corp. ................................................... 1,160,582
7,847 ConocoPhillips ................................................... 925,946
2,086,528
Equipment and Supplies — 3 .1%
5,276 Danaher Corp. ................................................... 1,400,356
Financial Services — 13 .2%
14,539 American International Group Inc. .................. 919,446
5,000 Arthur J. Gallagher & Co. ................................. 942,700
3,000 Berkshire Hathaway Inc. , Cl. B † ....................... 926,700
8,372 Blackstone Inc. ................................................... 621,119
12,741 JPMorgan Chase & Co. ...................................... 1,708,568
2,670 The Goldman Sachs Group Inc. ........................ 916,825
6,035,358
Food and Beverage — 4 .0%
11,216 McCormick & Co. Inc., Non-Voting ................. 929,694
5,031 PepsiCo Inc. ........................................................ 908,901
1,838,595
Health Care — 12 .8%
4,851 Becton, Dickinson and Co. ................................ 1,233,609
13,608 Gilead Sciences Inc. ........................................... 1,168,247
Shares
Market
Value
9,044 Johnson & Johnson ............................................ $ 1,597,622
1,642 McKesson Corp. ................................................. 615,947
2,376 UnitedHealth Group Inc. .................................. 1,259,708
5,875,133
Real Estate — 5 .3%
5,579 Alexandria Real Estate Equities Inc. , REIT ...... 812,693
6,256 Prologis Inc. , REIT ............................................. 705,239
28,705 VICI Properties Inc. , REIT ................................. 930,042
2,447,974
Retail — 10 .7%
9,262 CVS Health Corp. .............................................. 863,126
4,109 Dollar General Corp. ......................................... 1,011,841
1,267 O'Reilly Automotive Inc. † ................................. 1,069,386
3,022 The Home Depot Inc. ........................................ 954,529
7,024 Walmart Inc. ....................................................... 995,933
4,894,815
Semiconductors — 1 .9%
1,592 ASML Holding NV ............................................ 869,869
Telecommunications — 3 .0%
75,394 AT&T Inc. ........................................................... 1,388,003
Transportation — 2 .4%
5,354 Union Pacific Corp. ............................................ 1,108,653
TOTAL COMMON STOCKS ......................... 44,992,571
SHORT TERM INVESTMENT — 1 .9%
Other Investment Companies — 1 .9%
873,430 Dreyfus Treasury Securities Cash
Management , 3.900% * .................................... 873,430
TOTAL INVESTMENTS — 100.0%
(Cost $ 40,269,827 ) ........................................... $ 45,866,001
* 1 day yield as of December 31, 2022.
† Non-income producing security.
REIT Real Estate Investment Trust